NOTE 9 - CONTRACT ACCOUNTING (Schedule of billings in excess of costs and estimated earnings) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Contractors [Abstract]
Billings and/or cash receipts on uncompleted contracts	$ 8,563,241	$ 573,847
Less: Costs and estimated earnings recognized	(6,314,412)	(373,437)
Contract Liabilities	$ 2,248,829	$ 200,410